Supplement dated August 20, 2026

to the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus, each dated April 27, 2026,

as supplemented, for:

C.M. Life Electrum SelectSM

Issued by C.M. Life Insurance Company

and to the Prospectus and Updating Summary Prospectus, each dated April 27, 2026, as supplemented, for:

MassMutual ElectrumSM
Issued by Massachusetts Mutual Life Insurance Company

THIS SUPPLEMENT MUST BE READ IN CONJUNCTION WITH YOUR PROSPECTUS.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

This supplement amends certain information in the above-referenced prospectuses:

•	Effective August 18, 2026, Research Affiliates, LLC, the sub-adviser to the PIMCO All Asset Portfolio, was renamed Syzygy Asset Management. All references in the prospectuses to Research Affiliates, LLC are replaced with Syzygy Asset Management.

If you have questions about this supplement or your product, you may contact your registered representative, visit us online at www.MassMutual.com/contact-us, or call our Administrative Office at (800) 665-2654 8 a.m.–5 p.m. Eastern Time.

For more information about the fund, read the fund prospectus. Fund prospectuses are available on our website at www.MassMutual.com.

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